Schedule of Convertible Notes Payable (Details) - USD ($)	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Short-Term Debt [Line Items]
Total	$ 856,000	$ 881,000
Debt discount and issuance costs	(44,121)	(238,896)
Total convertible notes payable	811,879	642,104
Less: current portion	811,879	542,104
Non-current portion		100,000	576,003
Total Convertible notes payable and accrued interest		665,627	754,520
Convertible Notes Payable One [Member] | Accredited Investor [Member]
Short-Term Debt [Line Items]
Total		25,000
Convertible Notes Payable One [Member] | Principal Shareholder [Member]
Short-Term Debt [Line Items]
Total Convertible notes payable and accrued interest			195,177
Convertible Notes Payable Two [Member] | Shareholder [Member]
Short-Term Debt [Line Items]
Total	100,000	100,000
Convertible Notes Payable Two [Member] | Principal Shareholder [Member]
Short-Term Debt [Line Items]
Total Convertible notes payable and accrued interest			126,210
Convertible Notes Payable Three [Member] | Mercer Street Global Opportunity Fund LLC [Member]
Short-Term Debt [Line Items]
Total	$ 756,000	756,000
Convertible Notes Payable Three [Member] | Shareholder [Member]
Short-Term Debt [Line Items]
Total Convertible notes payable and accrued interest			62,951
Convertible Notes Payable Four [Member] | Principal Shareholder [Member]
Short-Term Debt [Line Items]
Total Convertible notes payable and accrued interest			97,537
Convertible Notes Payable Five [Member] | Accredited Investor [Member]
Short-Term Debt [Line Items]
Total Convertible notes payable and accrued interest			56,462
Convertible Notes Payable Six [Member] | Principal Shareholder [Member]
Short-Term Debt [Line Items]
Total Convertible notes payable and accrued interest			89,347
Convertible Notes Payable Seven [Member] | Accredited Investor [Member]
Short-Term Debt [Line Items]
Total Convertible notes payable and accrued interest			101,781
Convertible Notes Payable Eight [Member] | Accredited Investor [Member]
Short-Term Debt [Line Items]
Total Convertible notes payable and accrued interest		27,555	25,055
Convertible Notes Payable Nine [Member] | Shareholder [Member]
Short-Term Debt [Line Items]
Total Convertible notes payable and accrued interest		106,521
Convertible Notes Payable Ten [Member] | Mercer Street Global Opportunity Fund LLC [Member]
Short-Term Debt [Line Items]
Total Convertible notes payable and accrued interest		$ 532,551